UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5739

Name of Fund: MuniEnhanced Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 01/31/2007

Date of reporting period: 02/01/06 - 04/30/06

Item 1 - Schedule of Investments

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
State                  Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.9%         $ 2,750   Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                 due 1/01/2022                                                                          $     2,936
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.5%           1,750   Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Sub-Series B, 5%
                                 due 7/01/2036 (b)                                                                            1,790
-----------------------------------------------------------------------------------------------------------------------------------
California - 26.6%      10,000   Alameda Corridor Transportation Authority, California, Capital Appreciation
                                 Revenue Refunding Bonds, Subordinate Lien, Series A, 5.464% due 10/01/2024 (a)(m)            7,624
                         6,000   Alameda Corridor Transportation Authority, California, Capital Appreciation
                                 Revenue Refunding Bonds, Subordinate Lien, Series A, 5.495% due 10/01/2025 (a)(m)            4,570
                           950   Anaheim, California, Public Financing Authority, Electric System Distribution
                                 Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (d)                                      973
                         5,000   Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public
                                 Improvements Project), Senior-Series A, 6% due 9/01/2024 (d)                                 5,873
                         2,600   California State University, Systemwide Revenue Bonds, Series A, 5%
                                 due 11/01/2035 (b)                                                                           2,666
                         3,000   California State, GO, 5% due 8/01/2035                                                       3,044
                         2,350   California State, GO, Refunding, 5.25% due 9/01/2010 (g)                                     2,486
                         5,000   California State, GO, Refunding, 5.125% due 6/01/2031                                        5,096
                         2,200   California State, GO, Refunding, ROLS, Series II-R-272, 6.566% due 2/01/2033
                                 (i)(j)                                                                                       2,388
                         8,490   California State, Various Purpose, GO, 5.50% due 11/01/2033                                  9,134
                         1,550   California State, Various Purpose, GO, Refunding, 5% due 12/01/2031 (f)                      1,594
                           850   Chino Valley, California, Unified School District, GO (Election of 2002),
                                 Series C, 5.25% due 8/01/2030 (f)                                                              905
                         2,835   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.50% due 6/01/2013 (c)(g)                                          3,097
                         3,000   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series B, 5.625% due 6/01/2013 (g)(k)                                         3,300
                         5,300   Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds,
                                 Series C, 5% due 7/01/2029 (f)                                                               5,465
                         5,950   Los Angeles, California, Unified School District, GO, Series A, 5% due
                                 1/01/2028 (f)                                                                                6,150
                         2,965   Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                 Series B-1, 5% due 10/01/2029 (b)                                                            3,056
                         5,000   Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco
                                 Redevelopment Project - Area Number 1), 5.125% due 3/01/2030 (f)                             5,155
                         1,750   Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                 Redevelopment Project), 5.125% due 6/15/2033 (a)                                             1,802
                         1,000   San Diego, California, Community College District, GO (Election of 2002), 5%
                                 due 5/01/2030 (d)                                                                            1,034
                         6,145   Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                 Capital Projects), 5.125% due 9/01/2030 (b)                                                  6,366
                         1,600   Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                 due 8/01/2028 (d)                                                                            1,647
                         1,200   University of California, Limited Project Revenue Bonds, Series B, 5%
                                 due 5/15/2033 (d)                                                                            1,238
                         1,550   University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                 due 9/01/2034 (d)                                                                            1,594
                         2,325   Ventura County, California, Community College District, GO (Election of 2002),
                                 Series B, 5% due 8/01/2030 (f)                                                               2,405
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 8.3%          2,135   Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                 Hospital Project), 5.75% due 12/01/2020 (i)                                                  2,263
                           110   Colorado HFA Revenue Bonds (S/F Program), AMT, Senior Series A-1, 7.40%
                                 due 11/01/2027                                                                                 113
                           735   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2,
                                 7.50% due 4/01/2031                                                                            762
                         1,200   Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                 Series A, 5.50% due 3/01/2032 (h)                                                            1,290
                         1,200   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                 Communities Inc.), Series A, 5.50% due 12/01/2027 (i)                                        1,262
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax-Exempt Receipts
EDA       Economic Development Authority
GO        General Obligation Bonds
HDA       Housing Development Authority
HFA       Housing Finance Agency
IDA       Industrial Development Authority
RIB       Residual Interest Bonds
RITR      Residual Interest Trust Receipts
ROLS      Reset Option Long Securities
S/F       Single-Family

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
State                  Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $   675   Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement
                                 Communities Inc.), Series A, 5.50% due 12/01/2033 (i)                                  $       706
                         3,875   Colorado Water Resources and Power Development Authority, Clean Water Revenue
                                 Bonds, Series A, 6.25% due 9/01/2010 (g)                                                     4,260
                         2,000   Denver, Colorado, City and County Airport, Revenue Refunding Bonds, AMT,
                                 Series A, 6% due 11/15/2018 (a)                                                              2,143
                         5,450   El Paso County, Colorado, School District Number 49, Falcon, GO, Series A, 6%
                                 due 12/01/2018 (d)                                                                           6,069
                         7,900   Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation
                                 Revenue Bonds, Senior Convertible, Series C, 5.345% due 6/15/2021 (d)(m)                     6,744
                         1,900   Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A,
                                 5.50% due 6/15/2021 (a)                                                                      2,045
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.8%           4,200   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                 due 1/01/2032 (b)                                                                            4,343
                         1,550   Pasco County, Florida, School Board, COP, Series A, 5% due 8/01/2030 (a)                     1,594
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 11.8%         18,655   Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                 due 1/01/2033 (d)                                                                           19,589
                         3,100   Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (d)                  3,176
                         2,610   Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (d)                    2,746
                         3,500   Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25% due 1/01/2035 (b)               3,682
                         7,725   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE,
                                 7% due 1/01/2025 (a)                                                                        10,135
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 21.2%         5,125   Chicago, Illinois, Board of Education, GO, RIB, Series 467, 7.43%
                                 due 12/01/2027 (a)(j)                                                                        5,643
                         2,700   Chicago, Illinois, O'Hare International Airport, General Revenue Bonds, Third
                                 Lien, Series A, 5.25% due 1/01/2026 (f)                                                      2,866
                         3,300   Chicago, Illinois, O'Hare International Airport, General Revenue Bonds, Third
                                 Lien, Series A, 5% due 1/01/2033 (b)                                                         3,394
                         5,670   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 5.75% due 1/01/2023 (d)                                                          6,164
                         2,500   Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                 Series B-2, 6% due 1/01/2029 (c)                                                             2,755
                         4,550   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds,
                                 DRIVERS, AMT, Series 250, 7.343% due 1/01/2021 (f)(j)                                        5,146
                         2,460   Cook County, Illinois, Capital Improvement, GO, Series C, 5.50%
                                 due 11/15/2012 (a)(g)                                                                        2,686
                         2,240   Cook County, Illinois, Community College District Number 508, Chicago, COP,
                                 Refunding, 8.75% due 1/01/2007 (b)                                                           2,313
                         3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds (Servantcor
                                 Project), Series A, 6.375% due 8/15/2006 (d)(g)                                              3,023
                        20,120   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.341%
                                 due 6/15/2010 (a)(m)                                                                        17,437
                         4,500   Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5%
                                 due 6/15/2032 (a)                                                                            4,605
                         2,000   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                 Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                 due 6/15/2023 (f)                                                                            2,185
                        10,115   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                 due 11/01/2020 (a)                                                                          12,347
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 4.5%           4,080   Hammond, Indiana, Multi-School Building Corporation, First Mortgage Revenue
                                 Refunding Bonds, 6.125% due 7/15/2019 (f)                                                    4,232
                         2,150   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5%
                                 due 6/01/2028 (d)                                                                            2,204
                         4,250   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2028 (b)                                                                            4,488
                         3,750   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                 due 6/01/2029 (b)                                                                            3,957
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 6.4%         4,500   Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (f)                         4,632
                         6,000   Louisiana Local Government, Environmental Facilities, Community Development
                                 Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                 6.30% due 7/01/2030 (a)                                                                      6,645
                         2,035   Louisiana State Citizens Property Insurance Corporation, Assessment Revenue
                                 Bonds, Series B, 5% due 6/01/2023 (a)                                                        2,112
                         3,735   Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                 Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(m)                                    1,208
                         5,150   New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                 Sub-Series A, 5.25% due 7/15/2028 (a)                                                        5,299
                         1,400   Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital
                                 Revenue Bonds (Terrebonne General Medical Center Project), 5.50%
                                 due 4/01/2033 (a)                                                                            1,499
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 11.7%    1,625   Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                 Senior Series A, 5% due 7/01/2035                                                            1,663
                         2,000   Massachusetts Bay Transportation Authority, Special Assessment Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2031                                                            2,064
                         2,500   Massachusetts State, Consolidated Loan, GO, Series C, 5% due 9/01/2025                       2,594
                         2,800   Massachusetts State, HFA, Housing Revenue Bonds, DRIVERS, AMT, Series 982, 6.358%
                                 due 1/01/2011 (d)(j)                                                                         2,890
                         4,985   Massachusetts State Port Authority, Special Facilities Revenue Bonds, DRIVERS,
                                 AMT, Series 501, 6.838% due 7/01/2009 (a)(j)                                                 5,414
                         7,250   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 Series A, 5% due 8/15/2030 (d)                                                               7,511

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
State                  Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,800   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                 due 1/01/2014 (b)(g)                                                                   $     1,930
                        10,000   Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                 due 1/01/2014 (b)(g)                                                                        10,723
                           950   Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                 Series B, 5.125% due 8/01/2027 (f)                                                             986
                         3,100   University of Massachusetts Building Authority, Facilities Revenue Bonds, Senior
                                 Series 4-A, 5.125% due 11/01/2014 (f)(g)                                                     3,328
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 5.0%          6,200   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25%
                                 due 7/01/2032 (f)                                                                            6,509
                         1,700   Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                 Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                           1,754
                         1,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                 (Detroit Edison Company Project), AMT, Series A, 5.50% due 6/01/2030 (c)                     1,374
                         2,500   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                 (Detroit Edison Company Project), AMT, Series C, 5.65% due 9/01/2029 (c)                     2,631
                         4,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                 (Detroit Edison Company Project), AMT, Series C, 5.45% due 12/15/2032 (c)                    4,499
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%       2,400   Walnut Grove, Mississippi, Correctional Authority, COP, 6% due 11/01/2009 (a)(g)             2,615
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%          1,700   Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                 Project), AMT, 5.90% due 11/01/2027                                                          1,822
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 6.1%            3,100   Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                 Series A, 5.50% due 9/01/2033 (i)                                                            3,258
                         1,500   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                                 5% due 7/01/2030 (b)                                                                         1,533
                         3,200   Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                                 5% due 7/01/2036 (b)                                                                         3,260
                         9,000   Washoe County, Nevada, Gas and Water Facilities, Revenue Refunding Bonds (Sierra
                                 Pacific Power Company), 6.30% due 12/01/2014 (a)                                             9,216
                         3,000   Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power
                                 Company), AMT, 6.65% due 6/01/2017 (f)                                                       3,106
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.4%     7,390   New Hampshire Health and Education Facilities Authority Revenue Bonds
                                 (Dartmouth-Hitchcock Obligation Group), 5.50% due 8/01/2027 (d)                              7,927
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 10.4%         700   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                               725
                         1,165   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                             1,224
                         2,600   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%
                                 due 7/01/2029 (f)                                                                            2,681
                         9,325   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2031 (f)                                                                            9,877
                         5,200   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                 due 7/01/2033 (f)                                                                            5,504
                         7,625   New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-1, 7.073%
                                 due 6/15/2024 (e)(j)                                                                         8,567
                         2,500   New Jersey EDA, Revenue Bonds, ROLS, Series II-R-309-2, 7.073%
                                 due 6/15/2031 (e)(j)                                                                         2,820
                         3,100   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                 due 3/01/2028                                                                                3,217
-----------------------------------------------------------------------------------------------------------------------------------
New York - 6.3%          2,250   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 5% due 11/15/2032 (b)                                                              2,311
                         2,325   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (f)                              2,382
                         6,960   New York City, New York, GO, DRIVERS, Series 356, 6.867% due 6/01/2011 (c)(j)                8,056
                         7,650   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                      8,071
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.3%     10,575   Pennsylvania State Public School Building Authority, School Lease Revenue Bonds
                                 (The School District of Philadelphia Project), 5% due 6/01/2033 (d)                         10,815
                         6,500   Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                 Bonds, Series B, 5.50% due 10/01/2020 (d)                                                    6,989
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.6%      4,345   Providence, Rhode Island, Public Building Authority, General Revenue Bonds,
                                 Series A, 6.25% due 12/15/2020 (d)                                                           4,810
                         3,355   Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                 Series B, 6.50% due 7/01/2010 (b)(g)                                                         3,737
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.1%    1,560   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-1, 6.586% due 12/01/2028 (e)(j)                                1,728
                         1,383   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-2, 6.586% due 12/01/2029 (e)(j)                                1,529
                           505   Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                 Bonds, ROLS, Series II-R-481X-3, 6.586% due 12/01/2030 (e)(j)                                  558
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.2%      7,000   South Dakota State Health and Educational Facilities Authority, Revenue Refunding
                                 Bonds, Series A, 7.625% due 1/01/2008 (f)(g)                                                 7,378
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.7%         2,280   Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1,
                                 5.95% due 7/01/2012 (f)                                                                      2,321
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 10.9%            1,615   Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding
                                 Bonds, 6.35% due 5/01/2025 (f)                                                               1,634
                         2,000   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 202, 7.843% due 11/01/2028 (b)(j)                                                     2,234
                         7,250   Dallas-Fort Worth, Texas, International Airport Revenue Bonds, DRIVERS, AMT,
                                 Series 353, 6.838% due 5/01/2011 (f)(j)                                                      8,071

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2006                      (in Thousands)

                       Face
State                  Amount    Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 9,345   Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                 (School Building), 5.84% due 8/15/2029 (b)(m)                                          $     2,719
                         5,820   North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                 5.125% due 12/15/2035 (f)                                                                    6,016
                         2,700   Texas State Transportation Commission, GO (Mobility Fund), Series A, 5%
                                 due 4/01/2028                                                                                2,782
                         6,250   Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                 First Tier, Series A, 5.50% due 8/15/2039 (a)                                                6,703
                         5,200   Travis County, Texas, Health Facilities Development Corporation, Revenue
                                 Refunding Bonds, RITR, Series 4, 7.635% due 11/15/2024 (a)(j)                                5,997
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 4.0%         10,000   Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                 Series A, 6.10% due 2/01/2010 (a)                                                           10,721
                         2,300   Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds (Old
                                 Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                        2,474
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 1.7%        3,600   Seattle, Washington, Municipal Light and Power Revenue Refunding Bonds, 5%
                                 due 11/01/2028 (d)                                                                           3,693
                         2,000   Snohomish County, Washington, Public Utility District Number 001, Electric
                                 Revenue Refunding Bonds, 5.375% due 12/01/2009 (d)(g)                                        2,125
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Municipal Bonds (Cost - $492,717) - 153.7%                                           512,226
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                       Held      Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                         2,900   Merrill Lynch Institutional Tax-Exempt Fund, 3.49% (l)(n)                                    2,900
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities (Cost - $2,900) - 0.9%                                           2,900
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $495,617*) - 154.6%                                              515,126

                                 Other Assets Less Liabilities - 1.6%                                                         5,338

                                 Preferred Stock, at Redemption Value - (56.2%)                                            (187,215)
                                                                                                                        -----------
                                 Net Assets Applicable to Common Stock - 100.0%                                         $   333,249
                                                                                                                        ===========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 495,617
                                                                      =========
      Gross unrealized appreciation                                   $  20,289
      Gross unrealized depreciation                                        (780)
                                                                      ---------
      Net unrealized appreciation                                     $  19,509
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   XL Capital Insured.
(d)   FSA Insured.
(e)   Assured Guaranty Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h)   Escrowed to maturity.
(i)   Radian Insured.
(j) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ----------------------------------------------------------------------------------
      Affiliate                                        Net Activity      Dividend Income
      ----------------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund          695                 $21
      ----------------------------------------------------------------------------------

(m) Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase.
(n)   Reflects the effective yield as of 4/30/2006.

MuniEnhanced Fund, Inc.
Schedule of Investments as of April 30, 2006                      (in Thousands)

o Forward interest rate swaps outstanding as of April 30, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------
                                                                                                Unrealized
                                                                         Notional Amount       Appreciation
      -----------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.844% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires May 2016                                                       $ 35,000          $        555

      Pay a fixed rate of 4.034% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase Bank
      Expires July 2016                                                      $ 15,000                    38
      -----------------------------------------------------------------------------------------------------
      Total                                                                                    $        593
                                                                                               ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniEnhanced Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniEnhanced Fund, Inc.

Date: June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniEnhanced Fund, Inc.

Date: June 22, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniEnhanced Fund, Inc.

Date: June 22, 2006